Accruals and other payables	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accruals and other payables	8 Accruals and other payables
	As of December, 31
	2023	2024	2024
	S$	S$	US$

Accruals for staff related costs	360,982	457,286	334,714
Other payables	6,398	61,430	44,964

Total	367,380	518,716	379,678